Regulatory Assets, Liabilities, And Balancing Accounts (Long-Term Regulatory Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Regulatory Liabilities [Line Items]
Total long-term regulatory liabilities	$ 5,660		$ 5,088
Cost Of Removal Obligation [Member]
Regulatory Liabilities [Line Items]
Total long-term regulatory liabilities	3,844	[1]	3,625	[1]
Recoveries In Excess Of ARO [Member]
Regulatory Liabilities [Line Items]
Total long-term regulatory liabilities	748	[2]	620	[2]
Public Purpose Programs [Member]
Regulatory Liabilities [Line Items]
Total long-term regulatory liabilities	587	[3]	590	[3]
Other Regulatory Assets ( Liabilities) [Member]
Regulatory Liabilities [Line Items]
Total long-term regulatory liabilities	$ 481		$ 253

[1]	Represents the cumulative differences between asset removal costs recorded and amounts collected in rates for expected asset removal costs.
[2]	Represents the cumulative differences between ARO expenses and amounts collected in rates primarily for the decommissioning of the Utility?s nuclear generation facilities. Decommissioning costs recovered through rates are primarily placed in nuclear decommissioning trusts. This regulatory liability also represents the deferral of realized and unrealized gains and losses on the nuclear decommissioning trust investments. (See Note 10 below.)
[3]	Represents amounts received from customers designated for public purpose program costs expected to be incurred beyond the next 12 months, primarily related to energy efficiency programs.